Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease
Schedule of lease expense and supplemental cash flow information
	Year ended December 31, 2022	Year ended December 31, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$61,000	$56,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2022 and 2021	$58,000	$55,000
Weighted average remaining lease term – operating leases (in years)	1.1	2.1
Average discount rate – operating leases	10.0%	10.0%

Schedule of supplemental balance sheet information
At December 31, 2022
Operating leases
Long-term right-of-use assets	$54,000

Short-term operating lease liabilities	$56,000
Long-term operating lease liabilities	1,000
Total operating lease liabilities	$57,000

Schedule of maturities
Year Ending	Operating Leases
2023	58,000
2024	-
Total lease payments	58,000
Less: Imputed interest/present value discount	(1,000)
Present value of lease liabilities	$57,000